CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES - Additional Information (Detail) ₱ / shares in Units, $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Jun. 05, 2020 ₱ / shares	Aug. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 PHP (₱) ₱ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 $ / shares	Jun. 05, 2020 $ / shares
MPHIL and MCO Philippines Investments Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock purchased During Period, Shares | shares			123.103	123.103
Consideration of stock purchased			$ 8,518	₱ 440,032,000
Decrease in additional paid-in capital resulting from stock purchased from noncontrolling interest | $			6,951
Studio City [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Increase in additional paid-in capital resulting from the private placements | $		$ 42	$ 0		$ 42	$ 0
Studio City [Member] | Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from Issuance of Private Placement | $		500,000
Proceeds from issuance of private placement from noncontrolling interest | $		$ 219,198
Studio City [Member] | Class A Ordinary Shares [Member] | Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares | shares		72,185,488
Studio City [Member] | American Depositary Share (ADS) [Member] | Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares | shares		14,087,299
Studio City [Member] | Equivalent Class A Ordinary Shares for ADS [Member] | Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares | shares		56,349,196
Melco Resorts and Entertainment (Philippines) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Decrease in additional paid-in capital resulting from certain transactions during the period | $					$ 62	$ 30
Number of original common shares representing one Whole Share after the Reverse Stock Split | shares			500,000	500,000
Melco Resorts and Entertainment (Philippines) [Member] | Before Reverse Stock Split [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | (per share)				₱ 1			$ 0.02
Melco Resorts and Entertainment (Philippines) [Member] | Fractional Share Elimination Plan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | (per share)	₱ 7.25							$ 0.14
Duration of the plan (in years)	2 years